Summary of Significant Accounting Policies - Schedule of Long-Lived Assets by Geographic Segment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Lived Assets by Geographic Segment [Line Items]
Long-lived assets	$ 29,638,244	$ 30,081,345
Taiwan [Member]
Schedule of Long-Lived Assets by Geographic Segment [Line Items]
Long-lived assets	19,440,147	18,535,163
US [Member]
Schedule of Long-Lived Assets by Geographic Segment [Line Items]
Long-lived assets	8,188,862	9,170,946
Japan [Member]
Schedule of Long-Lived Assets by Geographic Segment [Line Items]
Long-lived assets	$ 2,009,235	$ 2,375,236